Segment information	12 Months Ended
Jun. 30, 2025
Segment information

6. Segment information

IFRS 8 requires an entity to report financial and descriptive information about its reportable segments, which are operating segments or aggregations of operating segments that meet specified criteria. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the CODM. According to IFRS 8, the CODM represents a function whereby strategic decisions are made and resources are assigned. The CODM function is carried out by the President of the Group, Mr. Eduardo S. Elsztain.

Segment information is reported from the perspective of products and services, considering separately the various activities being developed, which represent reporting operating segments given the nature of its products, services, operations and risks.

Below is the segment information which was prepared as follows:

•	The Group operates in the following segments:

o	The “Shopping Malls” segment includes results principally comprised of lease and service revenues related to rental of commercial space and other spaces in the shopping malls of the Group.
o	The “Offices” segment includes the operating results from lease revenues of offices and other service revenues related to the office activities.
o

The “Sales and Developments” segment includes the operating results of the development, maintenance and sales of undeveloped parcels of land and/or trading properties. Real estate sales results and other rental spaces are also included.

o	The "Hotels" segment includes the operating results mainly comprised of room, catering and restaurant revenues.
o

The “Others” segment includes the entertainment activities through La Arena S.A., La Rural S.A. and Centro de Convenciones Buenos Aires (concession), We are appa and the financial activities carried out through BHSA / BACS, as well as other investments in associates.

The CODM periodically reviews the operating results and certain asset categories and assesses performance of operating segments based on a measure of profit or loss of the segment composed by the operating income plus the share of profit / (loss) of joint ventures and associates. The valuation criteria applied in preparing this information are consistent with IFRS Accounting Standards employed for the preparation of our Consolidated Financial Statements, except for the following:

•

Operating results from joint ventures are evaluated by the CODM applying proportional consolidation method. Under this method the profit/loss generated and assets are reported in the Statement of Income line-by-line based on the percentage held in joint ventures rather than in a single item as required by IFRS. Management believes that the proportional consolidation method provides more useful information to understand the business return. On the other hand, the investment in the joint venture La Rural S.A. is accounted for under the equity method since this method is considered to provide more accurate information in this case.

•

Operating results from Shopping Malls and Offices segments do not include the amounts pertaining to building administration expenses and collective promotion funds (“CPF”) as well as total recovered costs, whether by way of expenses or other concepts included under financial results (for example default interest and other concepts). The CODM examines the net amount from these items (total surplus or deficit between building administration expenses and CPF and recoverable expenses).

The assets’ categories examined by the CODM are: investment properties, property, plant and equipment, trading properties, inventories, right to receive future units under barter agreements, investment in associates and goodwill. The sum of these assets, classified by business segment, is reported under “assets by segment”. Assets are allocated to each segment based on the operations and/or their physical location.

Most revenue from its operating segments is derived from, and their assets are located in, Argentina, except for some share of profit / (loss) of associates included in the “Others” segment located in the USA.

Revenues for each reporting segment derive from a large and diverse client base and, therefore, there is no revenue concentration in any particular segment.

Below is a summary of the Group’s lines of business and a reconciliation between the results from operations as per segment information and the results from operations as per the Consolidated Statement of Income and Other Comprehensive Income for the years ended June 30, 2025, 2024 and 2023:

	06.30.2025
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	374,662	(2,172)	96,036	-	468,526
Costs	(87,365)	204	(96,575)	-	(183,736)
Gross profit / (loss)	287,297	(1,968)	(539)	-	284,790
Net gain from fair value adjustment of investment properties	27	(2,527)	-	-	(2,500)
General and administrative expenses	(69,135)	299	-	197	(68,639)
Selling expenses	(24,108)	126	-	-	(23,982)
Other operating results, net	(17,199)	(2)	344	(197)	(17,054)
Profit / (loss) from operations	176,882	(4,072)	(195)	-	172,615
Share of profit of associates and joint ventures	25,332	2,592	-	-	27,924
Segment profit / (loss)	202,214	(1,480)	(195)	-	200,539
Reportable assets	2,741,621	(617)	-	621,065	3,362,069
Reportable liabilities (i)	-	-	-	(1,690,102)	(1,690,102)
Net reportable assets	2,741,621	(617)	-	(1,069,037)	1,671,967

	06.30.2024
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	377,202	(2,027)	82,884	-	458,059
Costs	(67,990)	225	(84,539)	-	(152,304)
Gross profit / (loss)	309,212	(1,802)	(1,655)	-	305,755
Net loss from fair value adjustment of investment properties	(489,302)	508	-	-	(488,794)
General and administrative expenses	(71,355)	242	-	(36)	(71,149)
Selling expenses	(24,387)	187	-	-	(24,200)
Other operating results, net	(7,240)	(28)	584	36	(6,648)
(Loss) / profit from operations	(283,072)	(893)	(1,071)	-	(285,036)
Share of profit of associates and joint ventures	47,068	386	-	-	47,454
Segment (loss) / profit	(236,004)	(507)	(1,071)	-	(237,582)
Reportable assets	2,711,915	601	-	412,955	3,125,471
Reportable liabilities (i)	-	-	-	(1,518,742)	(1,518,742)
Net reportable assets	2,711,915	601	-	(1,105,787)	1,606,729

	06.30.2023
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	374,521	(2,352)	90,317	-	462,486
Costs	(68,638)	1,026	(91,947)	-	(159,559)
Gross profit / (loss)	305,883	(1,326)	(1,630)	-	302,927
Net loss from fair value adjustment of investment properties	(265,106)	10,539	-	-	(254,567)
General and administrative expenses	(100,686)	347	-	269	(100,070)
Selling expenses	(23,507)	142	-	-	(23,365)
Other operating results, net	(37,730)	(129)	857	(269)	(37,271)
Loss from operations	(121,146)	9,573	(773)	-	(112,346)
Share of profit / (loss) of associates and joint ventures	20,145	(6,565)	-	-	13,580
Segment loss	(101,001)	3,008	(773)	-	(98,766)
Reportable assets	3,289,229	(18,585)	-	415,415	3,686,059
Reportable liabilities (i)	-	-	-	(1,680,019)	(1,680,019)
Net reportable assets	3,289,229	(18,585)	-	(1,264,604)	2,006,040

(1)	Represents the equity value of joint ventures that were proportionately consolidated for information by segment purposes.

(2)

Includes deferred income tax assets, income tax, trade and other receivables, investment in financial assets, cash and cash equivalents and intangible assets except for rights to receive future units under barter agreements, net of investments in associates with negative equity which are included in provisions in the amount of ARS 80, ARS 22 and ARS 7, as of June 30, 2025, 2024 and 2023, respectively.

(i)	The CODM centers the review on reportable assets.

Below is a summarized analysis of the lines of Group business for the fiscal years ended June 30, 2025, 2024 and 2023:

	06.30.2025
	Shopping Malls	Offices	Sales and developments	Hotels	Others (i)	Total
Revenues	270,531	20,065	12,761	64,596	6,709	374,662
Costs	(20,705)	(1,742)	(17,929)	(42,908)	(4,081)	(87,365)
Gross profit / (loss)	249,826	18,323	(5,168)	21,688	2,628	287,297
Net gain / (loss) from fair value adjustment of investment properties	443,974	(148,941)	(294,436)	-	(570)	27
General and administrative expenses	(28,999)	(2,397)	(11,605)	(11,972)	(14,162)	(69,135)
Selling expenses	(13,536)	(891)	(3,116)	(5,052)	(1,513)	(24,108)
Other operating results, net	(500)	182	(19,070)	(474)	2,663	(17,199)
Profit / (loss) from operations	650,765	(133,724)	(333,395)	4,190	(10,954)	176,882
Share of profit of associates and joint ventures	-	-	-	-	25,332	25,332
Segment profit / (loss)	650,765	(133,724)	(333,395)	4,190	14,378	202,214

Investment properties and trading properties	1,458,243	252,868	800,571	-	2,106	2,513,788
Investment in associates and joint ventures	-	-	-	-	169,700	169,700
Other operating assets	5,169	511	114	45,233	7,106	58,133
Reportable assets	1,463,412	253,379	800,685	45,233	178,912	2,741,621

(i)	Includes the result for the investment in GCDI and BHSA for ARS 519 and ARS 13,639 respectively, in the line “Share of profit of associates and joint ventures”.

From all the revenues corresponding to the segments, ARS 374,042 originated in Argentina, and ARS 620 in other countries, principally in Uruguay for ARS 547 and USA for ARS 73. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets corresponding to the segments, ARS 2,728,390 are located in Argentina and ARS 13,231 in other countries, principally in the USA for ARS 1,620 and Uruguay for ARS 11,472.

	06.30.2024
	Shopping Malls	Offices	Sales and developments	Hotels	Others (i)	Total
Revenues	250,468	22,646	12,891	85,840	5,357	377,202
Costs	(14,937)	(1,648)	(7,451)	(40,173)	(3,781)	(67,990)
Gross profit	235,531	20,998	5,440	45,667	1,576	309,212
Net loss from fair value adjustment of investment properties	(20,824)	(97,015)	(371,060)	-	(403)	(489,302)
General and administrative expenses	(30,126)	(2,493)	(12,283)	(13,025)	(13,428)	(71,355)
Selling expenses	(12,558)	(251)	(4,512)	(5,863)	(1,203)	(24,387)
Other operating results, net	(3,960)	(88)	(2,765)	(1,577)	1,150	(7,240)
Profit / (loss) from operations	168,063	(78,849)	(385,180)	25,202	(12,308)	(283,072)
Share of profit of associates and joint ventures	-	-	-	-	47,068	47,068
Segment profit / (loss)	168,063	(78,849)	(385,180)	25,202	34,760	(236,004)

Investment properties and trading properties	962,417	423,239	1,019,001	-	3,152	2,407,809
Investment in associates and joint ventures	-	-	-	-	173,401	173,401
Other operating assets	3,416	452	75,534	44,158	7,145	130,705
Reportable assets	965,833	423,691	1,094,535	44,158	183,698	2,711,915

(ii)	Includes the result for the investment in GCDI and BHSA for ARS (7,918) and ARS 40,782 respectively, in the line “Share of profit of associates and joint ventures”.

From all the revenues included in the segments ARS 367,827 originated in Argentina and ARS 9,375 in other countries, principally in Uruguay for ARS 9,273 and USA for ARS 102. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets included in the segments, ARS 2,697,289 are located in Argentina and ARS 14,626 in other countries, principally in the USA for ARS 2,446 and Uruguay for ARS 12,086.

	06.30.2023
	Shopping Malls	Offices	Sales and developments	Hotels	Others (i)	Total
Revenues	245,723	23,745	22,698	77,512	4,843	374,521
Costs	(16,643)	(1,963)	(6,905)	(39,263)	(3,864)	(68,638)
Gross profit	229,080	21,782	15,793	38,249	979	305,883
Net loss from fair value adjustment of investment properties	(57,854)	(23,548)	(183,119)	-	(585)	(265,106)
General and administrative expenses	(34,612)	(3,859)	(13,260)	(16,964)	(31,991)	(100,686)
Selling expenses	(11,230)	(534)	(5,817)	(5,325)	(601)	(23,507)
Other operating results, net	(3,030)	(357)	(4,579)	(741)	(29,023)	(37,730)
Profit / (loss) from operations	122,354	(6,516)	(190,982)	15,219	(61,221)	(121,146)
Share of profit of associates and joint ventures	-	-	-	-	20,145	20,145
Segment profit / (loss)	122,354	(6,516)	(190,982)	15,219	(41,076)	(101,001)

Investment properties and trading properties	967,683	624,081	1,449,437	-	4,165	3,045,366
Investment in associates and joint ventures	-	-	-	-	148,652	148,652
Other operating assets	3,429	554	38,119	45,495	7,614	95,211
Reportable assets	971,112	624,635	1,487,556	45,495	160,431	3,289,229

(iii)	Includes the result for the investment in GCDI and BHSA for ARS 841 and ARS 15,969 respectively, in the line “Share of profit of associates and joint ventures”.

From all the revenues corresponding included in the segments ARS 361,377 are originated in Argentina and ARS 13,144 in other countries, principally in Uruguay for ARS 13,031 and USA for ARS 113. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets included in the segments, ARS 3,269,593 are located in Argentina and ARS 19,636 in other countries, principally in the USA for ARS 2,735 and Uruguay for ARS 16,801.